Disclosure about Fair Value of Financial Instruments (Details 1) (USD $) In Thousands	Dec. 31, 2010		Dec. 31, 2009
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	$ 1,103	[1]
Interest rate swap agreements	23,441	[2]
Interest rate swap agreements, Carrying Amount	(482)	[3]	2,381
Totals	24,062
Level 1 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	1,103	[1]
Interest rate swap agreements	0	[2]
Interest rate swap agreements, Carrying Amount	0	[3]
Totals	1,103
Level 2 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	0	[1]
Interest rate swap agreements	23,441	[2]
Interest rate swap agreements, Carrying Amount	(482)	[3]
Totals	22,959
Level 3 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	0	[1]
Interest rate swap agreements	0	[2]
Interest rate swap agreements, Carrying Amount	0	[3]
Totals	$ 0

[1]	Unrealized gains or losses on equity investments are recorded in accumulated other comprehensive income (loss) at each measurement date.
[2]	Please see Note 5 for additional information
[3]	Please see Note 11 for additional information.